Income Taxes - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Income Tax [Line Items]
Realized and unrealized capital losses carried forward	$ 3,582,430	$ 20,386,757
Tax credits receivable		14,336
Nutraceutical
Disclosure Of Income Tax [Line Items]
Research and development investment tax credits recoverable		184,470
Temporary Differences
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities recognized	0
Deferred tax asset recognized	0
Research and development expenses
Disclosure Of Income Tax [Line Items]
Deferred tax asset recognized	$ (311,911)	67,738
Tax credits receivable		$ 14,336